RELATED PARTIES - Purchases and Trade Payables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Purchases	$ 2,049	$ 2,300	$ 1,873
Trade payables	360	366
Tameh | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	669	830	404
Trade payables	111	147
Global Chartering | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	296	413	286
Trade payables	13	13
Integrated Metal Recycling | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	125	99	167
Trade payables	1	3
AMNS India | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	96	105	166
Trade payables	20	8
Aperam | Other
Disclosure of transactions between related parties [line items]
Purchases	92	126	86
Trade payables	10	12
Exeltium | Associate
Disclosure of transactions between related parties [line items]
Purchases	85	85	71
Trade payables	16	14
Alkat | Associate
Disclosure of transactions between related parties [line items]
Purchases	75	90	68
Trade payables	12	9
Baycoat | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	62	60	53
Trade payables	8	6
Enerfos | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	60	44	46
Trade payables	21	9
Sitrel | Joint Venture
Disclosure of transactions between related parties [line items]
Purchases	60	110	88
Trade payables	3	0
CFL Cargo | Associate
Disclosure of transactions between related parties [line items]
Purchases	59	52	71
Trade payables	4	14
Other | Other
Disclosure of transactions between related parties [line items]
Purchases	370	286	$ 367
Trade payables	$ 141	$ 131